Provisions for Legal Proceedings - Summary Changes in Provision for Legal Proceedings (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	R$ 1,348,157	R$ 1,268,564
Provisions	166,412	233,801
Settlement / Write-offs	(232,443)	(207,556)
Monetary variation	81,042	53,348
Legal proceedings provision ending balance	1,363,168	1,348,157
Legal proceedings provision, tax [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	501,247	479,532
Provisions	20,325	15,821
Settlement / Write-offs	(22,024)	(14,047)
Transfers	7,178
Monetary variation	27,405	19,941
Legal proceedings provision ending balance	534,131	501,247
Civil, environmental and regulatory [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	375,561	344,048
Provisions	48,660	77,535
Settlement / Write-offs	(76,083)	(45,305)
Transfers	(7,178)
Monetary variation	21,765	(717)
Legal proceedings provision ending balance	362,725	375,561
Legal proceedings provision, labor [member]
Disclosure of other provisions [line items]
Legal proceedings provision beginning balance	471,349	444,984
Provisions	97,427	140,445
Settlement / Write-offs	(134,336)	(148,204)
Monetary variation	31,872	34,124
Legal proceedings provision ending balance	R$ 466,312	R$ 471,349